DECHERT PRICE & RHOADS
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006


                                January 11, 2000


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

   Re: Pilgrim Advisory Funds, Inc.                        Pilgrim SmallCap Opportunities Fund
       (File Nos. 33-91706 and 811-9040)                   (File Nos. 33-847 and 811-4434)
       Pilgrim Bank and Thrift Fund, Inc.                  Pilgrim Growth Opportunities Fund
       (File Nos. 333-33445 and 811-4504)                  (File Nos. 33-849 and 811-4431)
       Pilgrim Government Securities Income Fund, Inc.     Pilgrim Equity Trust
       (File Nos. 2-91302 and 811-4031)                    (File Nos. 33-56881 and 811-8817)
       Pilgrim Investment Funds, Inc.                      Pilgrim Balance Sheet Opportunities Fund
       (File Nos. 2-34552 and 811-1939                     File Nos. 33-850 and 811-2239)
       Pilgrim Government Securities Fund                  Pilgrim High Yield Fund III
       (File Nos. 33-848 and 811-4423)                     (File Nos. 33-20506 and 811-5496)
       Pilgrim Mutual Funds                                Pilgrim Mayflower Trust
       (File Nos. 33-56094 and 811-7428)                   (File Nos. 33-67852 and 811-7978)

Dear Sir or Madam:

     On behalf of each of the above-captioned registrants (each a "Registrant" and collectively the "Pilgrim Funds"), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the A, B, C, M & T Prospectus that the Pilgrim Funds would have filed pursuant to Rule 497(c) would not have differed from those filed on January 4, 2000 or January 5, 2000 as part of the Registrants' most recent registration statements, and (ii) the text of the most recent registration statements was filed electronically on January 4, 2000 or January 5, 2000.

     If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at (202) 261-3384 or Christopher D. Christian at (202) 261-3321.

                                           Very truly yours,

                                           /s/ Karen L. Anderberg

                                           Karen L. Anderberg